NOTE 7: INTANGIBLE ASSETS (Details Narrtaive) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [abstract]
Impairment loss	$ (64,200)	$ 0	$ (64,800)